Interests in Associates (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Interests in Associates

	December 31,
	2019	2020
	RMB	RMB
Cost of investment in associates	37,173	37,168
Share of post-acquisition changes in net assets	2,019	3,135

	39,192	40,303

Fair value of listed investments	55,601	34,625

Details of Principal Associates Accounted for under Equity Method
The Group’s interests in associates are accounted for under the equity method. Details of the Group’s principal associates are as follows:

Name of company	Attributable equity interest	Principal activities
China Tower Corporation Limited (Note (i))	20.5%	Construction, maintenance and operation of telecommunications towers as well as ancillary facilities
Shanghai Information Investment Incorporation (Note (ii))	24.0%	Provision of information technology consultancy services

Notes:
(i)
China Tower Corporation Limited (“China Tower”) is established and operated in the PRC, and listed on the Main Board of The Stock Exchange of Hong Kong Limited on August 8, 2018. Income from investments in associates for the year ended December 31, 2018 includes: (a) a one-off
gain amounting to RMB1,170 arising from the dilution of the Company’s share in China Tower in respect of China Tower’s listing, including those released from the deferred gain from the disposal of telecommunications towers and related assets (the “Tower Assets Disposal”); and (b) share of profits of associates.

(ii)	Shanghai Information Investment Incorporation (“Shanghai Info-investment”) is established and operated in the PRC and is not traded on any stock exchange.

Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements
Aggregate financial information of the Group’s associates that are not individually material is disclosed below:

	2019	2020
	RMB	RMB
The Group’s share of profit of these associates	85	86

The Group’s share of total comprehensive income of these associates	85	86

	December 31,
	2019	2020
	RMB	RMB
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	1,175	1,251

Shanghai Info Investment Incorporation [member]
Statement [LineItems]
Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements
Shanghai Info-investment

	December 31,
	2019	2020
	RMB	RMB
Current assets	4,292	4,752
Non-current assets	5,203	5,878
Current liabilities	2,494	2,124
Non-current liabilities	787	1,803

	2019	2020
	RMB	RMB
Operating revenues	3,214	982
Profit for the year	1,158	641
Other comprehensive income for the year	(7)	(17)
Total comprehensive income for the year	1,151	624
Dividend received from Shanghai Info-investment	9	14
Reconcile to the Group’s interests in the associate:
	December 31,
	2019	2020
	RMB	RMB
Net assets of Shanghai Info-investment	6,214	6,703
Non-controlling interests of Shanghai Info-investment	(144)	(83)
The Group’s effective interest in Shanghai Info-investment	24.0%	24.0%
The Group’s share of net assets of Shanghai Info-investment	1,457	1,589

Carrying amount of the interest in Shanghai Info-investment in the consolidated financial statements of the Group	1,457	1,589

China Tower [member]
Statement [LineItems]
Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements
Summarized financial information of the Group’s principal associates and reconciled to the carrying amounts of interests in associates in the Group’s consolidated financial statements are disclosed below:

China Tower
	December 31,
	2019	2020
	RMB	RMB
Current assets	40,995	43,204
Non-current assets	297,072	294,176
Current liabilities	128,364	106,635
Non-current liabilities	27,142	44,499

	2019	2020
	RMB	RMB
Operating revenues	76,428	81,099
Profit for the year	5,221	6,427
Other comprehensive income for the year	—	—
Total comprehensive income for the year	5,221	6,427
Dividend received from China Tower	81	525
Reconcile to the Group’s interests in the associate:
	December 31,
	2019	2020
	RMB	RMB
Net assets of China Tower	182,561	186,246
Non-controlling interests of China Tower	(2)	(1)
The Group’s effective interest in China Tower	20.5%	20.5%
The Group’s share of net assets of China Tower	37,425	38,180
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal	(865)	(717)

Carrying amount of the interest in China Tower in the consolidated financial statements of the Group	36,560	37,463